Contracts in Progress (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of contract cost and recognized income not yet billed and related amounts
Cost incurred on contracts in progress	$ 932,844	$ 530,085
Recognized income	132,869	73,414
Contract cost in excess of cost and recognized income	1,065,713	603,499
Progress billings and advance payments	(1,012,298)	(587,947)
Total Contract in progress	53,415	15,552
Contract cost and recognized income not yet billed	89,658	31,652
Contract billings in excess of cost and recognized income	(36,243)	(16,100)
Net cost of contracts in progress	$ 53,415	$ 15,552